Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories

5.       Inventories:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2025
Lubricants	$18,078	$15,435
Bunkers	60,511	36,042
Total	$78,589	$51,477